UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 2

May 31, 2016

HICII-QTLY-0716
1.861967.108

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.2%
	Principal Amount	Value
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$388,000	$232,800
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/41 (b)	3,320,000	20,750

TOTAL CONVERTIBLE BONDS		253,550

Nonconvertible Bonds - 84.2%
Aerospace - 0.4%
GenCorp, Inc. 7.125% 3/15/21	205,000	215,763
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (c)	240,000	252,600
5% 11/15/25 (c)	790,000	829,500
Orbital ATK, Inc. 5.5% 10/1/23	695,000	728,013
TransDigm, Inc. 6.375% 6/15/26 (c)(d)	870,000	871,088
		2,896,964
Air Transportation - 0.1%
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	330,930	340,362
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	162,370
		502,732
Automotive & Auto Parts - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (c)	125,000	108,281
General Motors Financial Co., Inc. 4.25% 5/15/23	360,000	367,716
Penske Automotive Group, Inc. 5.5% 5/15/26	770,000	764,225
Schaeffler Finance BV 4.75% 5/15/21 (c)	1,380,000	1,423,470
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (c)(e)	294,781	327,207
6.875% 8/15/18 pay-in-kind (c)(e)	337,309	345,742
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,155,000	1,167,994
		4,504,635
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
4.25% 4/15/21	2,345,000	2,350,863
5.75% 11/20/25	2,720,000	2,754,000
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,315,000	3,274,759
		8,379,622
Broadcasting - 0.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,015,000	964,250
10% 1/15/18	2,750,000	1,505,625
Sirius XM Radio, Inc. 5.375% 7/15/26 (c)	910,000	905,450
		3,375,325
Building Materials - 1.7%
Building Materials Corp. of America 6% 10/15/25 (c)	1,165,000	1,237,813
CEMEX Finance LLC:
6% 4/1/24 (c)	840,000	819,000
9.375% 10/12/22 (c)	2,435,000	2,654,394
CEMEX S.A.B. de CV 7.25% 1/15/21 (c)	3,290,000	3,437,721
GCP Applied Technologies, Inc. 9.5% 2/1/23 (c)	790,000	876,900
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	823,200
Standard Industries, Inc.:
5.125% 2/15/21 (c)	1,185,000	1,229,438
5.5% 2/15/23 (c)	1,185,000	1,220,550
U.S. Concrete, Inc. 6.375% 6/1/24 (c)(d)	445,000	445,000
USG Corp.:
5.5% 3/1/25 (c)	495,000	525,938
5.875% 11/1/21 (c)	530,000	556,166
		13,826,120
Cable/Satellite TV - 4.7%
Altice SA 7.75% 5/15/22 (c)	13,465,000	13,793,209
Altice U.S. Finance SA:
5.375% 7/15/23 (c)	1,420,000	1,445,390
5.5% 5/15/26 (c)	3,335,000	3,401,700
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	670,000	681,725
5.125% 5/1/23 (c)	1,665,000	1,685,813
5.5% 5/1/26 (c)	1,160,000	1,171,600
5.75% 9/1/23	1,160,000	1,207,850
5.875% 4/1/24 (c)	2,245,000	2,340,413
6.625% 1/31/22	1,555,000	1,649,855
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	2,910,000	2,962,409
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)	760,000	725,238
5.125% 12/15/21 (c)	1,654,000	1,579,570
DISH DBS Corp.:
5% 3/15/23	865,000	787,150
5.125% 5/1/20	350,000	354,813
5.875% 7/15/22	550,000	532,125
6.75% 6/1/21	1,122,000	1,162,168
Unitymedia KabelBW GmbH 6.125% 1/15/25 (c)	1,680,000	1,724,100
Virgin Media Finance PLC 4.875% 2/15/22	645,000	554,700
VTR Finance BV 6.875% 1/15/24 (c)	940,000	927,075
		38,686,903
Capital Goods - 1.4%
AECOM Technology Corp. 5.75% 10/15/22	465,000	480,113
Amsted Industries, Inc. 5% 3/15/22 (c)	470,000	472,350
Belden, Inc. 5.25% 7/15/24 (c)	1,595,000	1,543,163
General Cable Corp. 5.75% 10/1/22 (e)	6,233,000	5,827,855
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,345,000	2,124,075
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (c)	1,135,000	888,138
		11,335,694
Chemicals - 3.0%
A. Schulman, Inc. 6.875% 6/1/23 (c)	2,425,000	2,418,938
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (c)	1,945,000	2,246,475
10% 10/15/25 (c)	1,895,000	2,212,413
Evolution Escrow Issuer LLC 7.5% 3/15/22 (c)	2,250,000	1,676,250
Huntsman International LLC 4.875% 11/15/20	755,000	768,213
LSB Industries, Inc. 7.75% 8/1/19	300,000	306,000
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	3,492,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)	2,875,000	0
Platform Specialty Products Corp. 6.5% 2/1/22 (c)	1,725,000	1,532,016
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (c)	375,000	387,188
Tronox Finance LLC 6.375% 8/15/20	10,395,000	8,004,150
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (c)	645,000	668,781
5.625% 10/1/24 (c)	1,095,000	1,157,963
		24,870,387
Consumer Products - 0.2%
Tempur Sealy International, Inc.:
5.5% 6/15/26 (c)	1,155,000	1,160,775
5.625% 10/15/23	695,000	720,194
		1,880,969
Containers - 3.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (c)(e)	5,665,197	5,609,843
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8896% 5/15/21 (c)(e)	2,120,000	2,125,300
4.625% 5/15/23 (c)	3,885,000	3,865,575
6% 6/30/21 (c)	1,145,000	1,127,825
6.75% 1/31/21 (c)	890,000	896,675
7% 11/15/20 (c)	345,000	337,238
7.25% 5/15/24 (c)	1,620,000	1,652,400
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (c)	4,075,000	3,647,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	369,106
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (c)	925,000	934,250
5.375% 1/15/25 (c)	1,870,000	1,886,363
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	1,500,000	1,546,875
Sealed Air Corp. 5.25% 4/1/23 (c)	870,000	902,625
		24,901,200
Diversified Financial Services - 5.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	1,290,000	1,307,738
3.95% 2/1/22	2,225,000	2,222,775
4.5% 5/15/21	1,700,000	1,748,875
4.625% 10/30/20	1,965,000	2,033,775
Aircastle Ltd.:
4.625% 12/15/18	505,000	522,675
5% 4/1/23	505,000	516,363
5.125% 3/15/21	1,745,000	1,840,975
5.5% 2/15/22	970,000	1,023,350
6.25% 12/1/19	895,000	978,906
7.625% 4/15/20	595,000	674,953
CIT Group, Inc.:
3.875% 2/19/19	1,550,000	1,557,270
5% 8/15/22	925,000	946,969
5.375% 5/15/20	1,600,000	1,676,000
5.5% 2/15/19 (c)	1,615,000	1,687,675
FLY Leasing Ltd.:
6.375% 10/15/21	4,325,000	4,238,500
6.75% 12/15/20	590,000	596,638
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.:
7.5% 6/1/22 (c)(d)	770,000	773,850
7.75% 6/1/24 (c)(d)	770,000	771,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,380,000	2,299,675
6% 8/1/20	1,620,000	1,567,865
ILFC E-Capital Trust I 4.24% 12/21/65 (c)(e)	615,000	493,538
International Lease Finance Corp.:
4.625% 4/15/21	915,000	944,738
5.875% 8/15/22	570,000	622,013
6.25% 5/15/19	1,280,000	1,382,400
8.25% 12/15/20	140,000	164,675
8.625% 1/15/22	620,000	751,750
8.75% 3/15/17 (e)	1,640,000	1,717,900
MSCI, Inc. 5.75% 8/15/25 (c)	520,000	547,300
National Financial Partners Corp. 9% 7/15/21 (c)	595,000	579,381
Navient Corp. 5% 10/26/20	345,000	322,575
SLM Corp.:
4.875% 6/17/19	2,355,000	2,302,013
5.5% 1/25/23	765,000	657,900
6.125% 3/25/24	700,000	616,657
7.25% 1/25/22	605,000	582,313
8% 3/25/20	2,860,000	2,938,650
8.45% 6/15/18	965,000	1,039,788
Springleaf Financial Corp. 8.25% 12/15/20	935,000	972,400
		45,622,743
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	2,460,000	2,398,500
7.625% 3/15/20	2,509,000	2,308,280
Series B, 6.5% 11/15/22	425,000	426,594
Lamar Media Corp. 5.75% 2/1/26 (c)	535,000	563,088
MDC Partners, Inc. 6.5% 5/1/24 (c)	3,620,000	3,502,350
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	5,205,000	5,322,113
		14,520,925
Electric Utilities No Longer Use - 0.2%
The AES Corp. 6% 5/15/26	1,515,000	1,535,831
Energy - 9.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	475,525
7% 5/20/22	720,000	758,700
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	240,000	244,200
6.5% 5/20/21	289,000	296,948
Antero Resources Corp.:
5.125% 12/1/22	890,000	852,175
5.625% 6/1/23 (Reg. S)	815,000	794,625
Antero Resources Finance Corp. 5.375% 11/1/21	1,025,000	999,375
Baytex Energy Corp.:
5.125% 6/1/21 (c)	275,000	222,750
5.625% 6/1/24 (c)	830,000	643,250
California Resources Corp. 8% 12/15/22 (c)	347,000	253,310
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	545,000	532,738
Chesapeake Energy Corp.:
4.875% 4/15/22	3,640,000	2,184,000
5.375% 6/15/21	2,910,000	1,811,475
5.75% 3/15/23	745,000	454,450
6.125% 2/15/21	1,501,000	945,630
8% 12/15/22 (c)	1,878,000	1,511,790
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	4,330,000	4,178,450
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	530,550
Concho Resources, Inc. 5.5% 4/1/23	60,000	60,000
Continental Resources, Inc.:
4.5% 4/15/23	770,000	701,181
5% 9/15/22	3,420,000	3,231,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23 (c)	315,000	294,525
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,448,550
Denbury Resources, Inc.:
4.625% 7/15/23	1,215,000	820,125
5.5% 5/1/22	1,405,000	997,550
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (c)	1,010,000	984,750
8.125% 9/15/23 (c)	220,000	224,400
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	310,000	162,750
9.375% 5/1/20	1,385,000	889,863
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	800,000	756,000
Gulfmark Offshore, Inc. 6.375% 3/15/22	555,000	260,850
Halcon Resources Corp. 8.625% 2/1/20 (c)	545,000	514,344
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)	1,810,000	1,719,500
5.75% 10/1/25 (c)	810,000	781,650
Hornbeck Offshore Services, Inc.:
5% 3/1/21	40,000	23,200
5.875% 4/1/20	75,000	45,563
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (b)(e)	1,480,000	236,800
6.5% 5/15/19 (b)	1,365,000	218,400
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	435,000	391,500
Noble Energy, Inc. 5.625% 5/1/21	127,000	132,086
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	960,000	948,000
Pacific Drilling SA 5.375% 6/1/20 (c)	445,000	145,738
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (c)	215,000	205,594
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	155,000	151,125
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)	320,000	12,800
Plains Exploration & Production Co.:
6.75% 2/1/22	635,000	595,313
6.875% 2/15/23	770,000	716,100
Range Resources Corp. 5% 3/15/23	385,000	358,050
Rice Energy, Inc.:
6.25% 5/1/22	445,000	438,325
7.25% 5/1/23	325,000	328,250
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	770,000	664,125
5.625% 11/15/23	675,000	560,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (e)	985,000	1,005,931
5.625% 4/15/23	3,785,000	3,822,850
5.625% 3/1/25	1,270,000	1,270,000
5.75% 5/15/24	1,360,000	1,366,800
6.25% 3/15/22	2,630,000	2,689,175
SemGroup Corp. 7.5% 6/15/21	515,000	487,963
SM Energy Co.:
5% 1/15/24	1,345,000	1,150,123
5.625% 6/1/25	345,000	296,700
6.125% 11/15/22	1,050,000	960,750
6.5% 11/15/21	650,000	607,750
6.5% 1/1/23	265,000	241,206
Southwestern Energy Co.:
3.3% 1/23/18	770,000	743,050
4.05% 1/23/20	2,470,000	2,210,650
4.1% 3/15/22	1,555,000	1,267,325
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	355,000	284,888
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (c)	1,680,000	1,680,000
6.375% 4/1/23 (c)	1,900,000	1,881,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,089,825
5.25% 5/1/23	330,000	310,200
6.375% 8/1/22	311,000	308,668
6.625% 10/1/20 (Reg. S)	650,000	663,000
6.75% 3/15/24 (c)	235,000	232,063
6.875% 2/1/21	660,000	668,250
Teine Energy Ltd. 6.875% 9/30/22 (c)	600,000	579,000
TerraForm Power Operating LLC 6.125% 6/15/25 (c)	405,000	349,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	1,122,000	1,150,050
6.125% 10/15/21	890,000	918,925
6.25% 10/15/22	2,075,000	2,142,438
Weatherford International Ltd. 4.5% 4/15/22	385,000	298,375
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,147,550
Whiting Petroleum Corp.:
5% 3/15/19	730,000	657,000
5.75% 3/15/21	1,705,000	1,444,988
6.25% 4/1/23	465,000	383,625
WPX Energy, Inc.:
6% 1/15/22	1,425,000	1,282,500
7.5% 8/1/20	675,000	661,500
8.25% 8/1/23	775,000	757,563
		75,720,092
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	1,500,000	1,524,375
5.625% 2/15/24	400,000	414,000
5.875% 3/15/25	2,285,000	2,376,400
		4,314,775
Environmental - 1.4%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,710,000	1,761,300
Clean Harbors, Inc.:
5.125% 6/1/21	730,000	737,300
5.25% 8/1/20	525,000	536,156
Covanta Holding Corp.:
5.875% 3/1/24	1,650,000	1,641,750
6.375% 10/1/22	1,081,000	1,116,133
7.25% 12/1/20	825,000	855,938
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	2,780,000	2,682,700
Tervita Corp.:
8% 11/15/18 (c)	1,675,000	1,471,906
9.75% 11/1/19 (c)	1,340,000	261,300
10.875% 2/15/18 (c)	1,085,000	211,575
		11,276,058
Food & Drug Retail - 2.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (c)	870,000	890,663
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (c)(e)	5,460,000	4,013,100
9.25% 2/15/19 (c)	6,329,000	5,933,438
Performance Food Group, Inc. 5.5% 6/1/24 (c)	500,000	506,250
Rite Aid Corp.:
6.75% 6/15/21	1,640,000	1,726,100
7.7% 2/15/27	364,000	437,710
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (c)	4,895,000	4,319,838
		17,827,099
Food/Beverage/Tobacco - 3.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (c)	1,821,000	1,843,763
C&S Group Enterprises LLC 5.375% 7/15/22 (c)	6,515,000	6,221,825
Cott Beverages, Inc.:
5.375% 7/1/22	70,000	70,263
6.75% 1/1/20	40,000	41,800
ESAL GmbH 6.25% 2/5/23 (c)	4,585,000	4,447,450
JBS Investments GmbH:
7.25% 4/3/24 (c)	2,160,000	2,211,300
7.75% 10/28/20 (c)	4,230,000	4,430,925
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	1,390,000	1,327,450
7.25% 6/1/21 (c)	2,175,000	2,240,250
7.25% 6/1/21 (c)	605,000	623,150
8.25% 2/1/20 (c)	350,000	364,000
Minerva Luxembourg SA 7.75% 1/31/23 (c)	4,235,000	4,277,350
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (c)	420,000	441,000
Post Holdings, Inc.:
6.75% 12/1/21 (c)	525,000	553,875
7.375% 2/15/22	1,710,000	1,806,188
7.75% 3/15/24 (c)	665,000	722,356
		31,622,945
Gaming - 1.6%
Boyd Gaming Corp. 6.375% 4/1/26 (c)	790,000	813,700
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	2,155,000	1,966,438
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	345,000	359,663
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (c)	430,000	446,125
MCE Finance Ltd. 5% 2/15/21 (c)	440,000	431,838
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	742,500
8.625% 2/1/19	894,000	1,012,455
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (c)	535,000	561,750
Scientific Games Corp.:
6.625% 5/15/21	2,765,000	1,672,825
7% 1/1/22 (c)	1,575,000	1,590,750
10% 12/1/22	1,485,000	1,202,850
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	445,000	449,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	461,000	467,339
Wynn Macau Ltd. 5.25% 10/15/21 (c)	1,225,000	1,188,250
		12,905,933
Healthcare - 12.5%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	706,294
Alere, Inc. 6.5% 6/15/20	470,000	471,175
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)	1,200,000	1,056,000
AmSurg Corp. 5.625% 7/15/22	985,000	999,775
Centene Corp.:
5.625% 2/15/21 (c)	1,115,000	1,159,600
6.125% 2/15/24 (c)	1,195,000	1,258,490
Community Health Systems, Inc.:
5.125% 8/1/21	3,550,000	3,545,563
6.875% 2/1/22	16,401,000	14,094,798
7.125% 7/15/20	1,285,000	1,191,838
8% 11/15/19	235,000	232,063
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	725,000	734,063
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,283,669
5.125% 7/15/24	1,500,000	1,520,250
Endo Finance LLC 5.875% 1/15/23 (c)	1,410,000	1,216,125
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (c)	2,045,000	1,790,213
6% 2/1/25 (c)	1,880,000	1,630,900
HCA Holdings, Inc.:
5.25% 6/15/26	1,105,000	1,135,388
5.375% 2/1/25	3,515,000	3,567,725
5.875% 3/15/22	620,000	669,600
5.875% 5/1/23	1,150,000	1,217,563
5.875% 2/15/26	1,300,000	1,345,500
6.25% 2/15/21	1,045,000	1,118,150
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,013,750
5.75% 9/15/25	695,000	701,950
Hologic, Inc. 5.25% 7/15/22 (c)	495,000	517,894
Horizon Pharma PLC 6.625% 5/1/23	2,860,000	2,645,500
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (c)(e)	690,000	688,275
Kindred Healthcare, Inc.:
8% 1/15/20	4,070,000	4,064,913
8.75% 1/15/23	880,000	861,300
LifePoint Hospitals, Inc. 5.5% 12/1/21	465,000	483,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (c)	390,000	378,300
5.625% 10/15/23 (c)	900,000	846,000
5.75% 8/1/22 (c)	730,000	689,850
Molina Healthcare, Inc. 5.375% 11/15/22 (c)	315,000	314,616
MPT Operating Partnership LP/MPT Finance Corp.:
5.5% 5/1/24	575,000	592,250
6.375% 3/1/24	735,000	786,450
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	2,175,000	2,158,688
5.5% 2/1/21	3,170,000	3,288,875
Teleflex, Inc. 4.875% 6/1/26	630,000	631,575
Tenet Healthcare Corp.:
4.1339% 6/15/20 (c)(e)	1,235,000	1,228,825
4.375% 10/1/21	3,120,000	3,096,600
4.5% 4/1/21	220,000	221,375
6% 10/1/20	960,000	1,010,400
8.125% 4/1/22	12,019,000	12,094,119
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (c)	2,840,000	2,506,300
5.5% 3/1/23 (c)	1,885,000	1,564,550
5.625% 12/1/21 (c)	590,000	498,550
5.875% 5/15/23 (c)	5,660,000	4,768,550
6.125% 4/15/25 (c)	4,250,000	3,554,063
6.75% 8/15/21 (c)	1,270,000	1,117,600
7% 10/1/20 (c)	1,295,000	1,168,738
7.25% 7/15/22 (c)	2,615,000	2,289,433
7.5% 7/15/21 (c)	1,555,000	1,407,275
VPI Escrow Corp. 6.375% 10/15/20 (c)	3,205,000	2,852,450
		101,987,356
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)	270,000	257,175
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (c)	470,000	428,875
6.5% 12/15/20 (c)	815,000	827,225
Communications Sales & Leasing, Inc. 8.25% 10/15/23	305,000	287,463
KB Home:
7.25% 6/15/18	230,000	245,813
8% 3/15/20	790,000	851,225
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (c)	615,000	636,525
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (c)	2,265,000	2,219,700
TRI Pointe Homes, Inc.:
4.375% 6/15/19	545,000	545,000
5.875% 6/15/24	300,000	299,250
WCI Communities, Inc. 6.875% 8/15/21	385,000	385,963
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	340,688
7% 8/15/22	1,030,000	1,022,275
8.5% 11/15/20	880,000	915,200
		9,262,377
Hotels - 0.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (c)	2,150,000	2,085,500
Insurance - 1.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)	870,000	863,475
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)	6,468,000	6,338,640
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (c)(e)	3,030,000	2,848,200
		10,050,315
Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (c)	945,000	718,200
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	661,000	687,440
		1,405,640
Metals/Mining - 1.2%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (c)	280,000	289,436
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	305,000	105,225
CONSOL Energy, Inc. 5.875% 4/15/22	1,285,000	1,047,275
Eldorado Gold Corp. 6.125% 12/15/20 (c)	440,000	413,600
First Quantum Minerals Ltd.:
6.75% 2/15/20 (c)	950,000	760,000
7% 2/15/21 (c)	890,000	702,544
7.25% 5/15/22 (c)	245,000	187,425
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,985,000	1,667,400
3.875% 3/15/23	225,000	185,063
4.55% 11/14/24	1,460,000	1,211,800
5.4% 11/14/34	770,000	583,275
Peabody Energy Corp.:
6% 11/15/18 (b)	985,000	135,438
7.875% 11/1/26 (b)	330,000	46,200
10% 3/15/22 (b)(c)	750,000	106,875
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (c)	1,085,000	832,738
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (c)	450,000	361,125
7.375% 2/1/20 (c)	160,000	128,400
Teck Resources Ltd.:
8% 6/1/21 (c)(d)	580,000	591,600
8.5% 6/1/24 (c)(d)	580,000	594,500
Walter Energy, Inc. 9.5% 10/15/19 (b)(c)	770,000	0
		9,949,919
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (b)	4,077,567	0
Xerium Technologies, Inc. 8.875% 6/15/18	3,240,000	3,061,800
		3,061,800
Restaurants - 0.1%
Landry's Holdings II, Inc. 10.25% 1/1/18 (c)	665,000	671,650
Services - 4.8%
Anna Merger Sub, Inc. 7.75% 10/1/22 (c)	5,460,000	5,268,900
APX Group, Inc.:
6.375% 12/1/19	2,163,000	2,141,370
7.875% 12/1/22 (c)	2,310,000	2,321,550
8.75% 12/1/20	2,205,000	2,006,550
Aramark Services, Inc.:
4.75% 6/1/26 (c)	770,000	766,150
5.125% 1/15/24	530,000	549,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (c)	985,000	906,200
5.5% 4/1/23	310,000	287,525
6.375% 4/1/24 (c)	705,000	676,800
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (c)	1,495,000	1,420,250
Corrections Corp. of America 5% 10/15/22	910,000	955,500
Everi Payments, Inc. 10% 1/15/22	635,000	523,875
Garda World Security Corp. 7.25% 11/15/21 (c)	860,000	698,750
Hertz Corp.:
5.875% 10/15/20	1,435,000	1,454,731
6.25% 10/15/22	1,340,000	1,331,625
IHS, Inc. 5% 11/1/22	335,000	348,400
Laureate Education, Inc. 10% 9/1/19 (c)(e)	13,080,000	12,033,600
The GEO Group, Inc. 6% 4/15/26	345,000	348,450
TMS International Corp. 7.625% 10/15/21 (c)	185,000	129,500
United Rentals North America, Inc. 5.875% 9/15/26	1,545,000	1,521,825
Western Digital Corp.:
7.375% 4/1/23 (c)	1,210,000	1,258,400
10.5% 4/1/24 (c)	1,975,000	2,044,125
		38,993,951
Steel - 1.1%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (c)	1,165,000	1,115,488
Commercial Metals Co. 4.875% 5/15/23	590,000	563,450
Evraz, Inc. NA Canada 7.5% 11/15/19 (c)	780,000	748,800
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	4,985,000	5,084,700
Steel Dynamics, Inc. 5.5% 10/1/24	1,415,000	1,454,196
		8,966,634
Super Retail - 1.5%
Argos Merger Sub, Inc. 7.125% 3/15/23 (c)	4,345,000	4,399,313
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,147,500
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (c)(e)	2,361,262	951,392
Claire's Stores, Inc.:
6.125% 3/15/20 (c)	1,105,000	563,550
9% 3/15/19 (c)	2,900,000	1,783,500
DPL, Inc. 7.75% 10/15/20 (c)	2,085,000	1,469,925
Family Tree Escrow LLC 5.75% 3/1/23 (c)	775,000	818,594
Hanesbrands, Inc. 4.625% 5/15/24 (c)	675,000	675,000
JC Penney Corp., Inc.:
6.375% 10/15/36	471,000	348,540
7.4% 4/1/37	595,000	458,150
		12,615,464
Technology - 2.9%
Blue Coat Systems, Inc. 8.375% 6/1/23 (c)	725,000	778,469
BMC Software, Inc. 7.25% 6/1/18	625,000	578,125
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	508,613
Compiler Finance Sub, Inc. 7% 5/1/21 (c)	1,145,000	526,700
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (c)(d)	1,540,000	1,572,325
5.45% 6/15/23 (c)(d)	1,540,000	1,565,124
6.02% 6/15/26 (c)(d)	491,000	495,439
8.1% 7/15/36 (c)(d)	1,540,000	1,573,919
Diebold, Inc. 8.5% 4/15/24 (c)	715,000	707,850
Lucent Technologies, Inc.:
6.45% 3/15/29	3,375,000	3,577,500
6.5% 1/15/28	190,000	197,600
Micron Technology, Inc.:
5.25% 1/15/24 (c)	2,455,000	2,062,200
5.5% 2/1/25	350,000	293,125
7.5% 9/15/23 (c)	1,220,000	1,281,000
Open Text Corp. 5.875% 6/1/26 (c)	770,000	770,000
Parametric Technology Corp. 6% 5/15/24	280,000	291,550
Qorvo, Inc. 6.75% 12/1/23 (c)	770,000	793,100
Rackspace Hosting, Inc. 6.5% 1/15/24 (c)	795,000	795,000
Sabre GLBL, Inc. 5.25% 11/15/23 (c)	705,000	719,981
Sanmina Corp. 4.375% 6/1/19 (c)	950,000	969,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)	820,000	889,700
VeriSign, Inc. 4.625% 5/1/23	695,000	703,688
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	1,740,000	1,811,775
		23,461,783
Telecommunications - 9.8%
Altice Financing SA:
6.5% 1/15/22 (c)	4,065,000	4,136,138
6.625% 2/15/23 (c)	1,565,000	1,565,000
7.5% 5/15/26 (c)	1,715,000	1,710,713
Altice Finco SA 8.125% 1/15/24 (c)	2,785,000	2,757,150
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,053,000
Columbus International, Inc. 7.375% 3/30/21 (c)	5,230,000	5,482,348
CommScope Technologies Finance LLC 6% 6/15/25 (c)	815,000	829,263
Digicel Group Ltd.:
6% 4/15/21 (c)	2,035,000	1,802,766
6.75% 3/1/23 (c)	340,000	299,200
Frontier Communications Corp.:
8.875% 9/15/20 (c)	455,000	483,438
10.5% 9/15/22 (c)	695,000	723,669
11% 9/15/25 (c)	1,760,000	1,790,800
GCI, Inc. 6.875% 4/15/25	1,835,000	1,848,763
Inmarsat Finance PLC 4.875% 5/15/22 (c)	925,000	816,313
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,185,000	2,046,363
6.625% 12/15/22 (Reg. S)	490,000	329,525
7.5% 4/1/21	1,615,000	1,098,200
8% 2/15/24 (c)	790,000	804,813
Intelsat Luxembourg SA 7.75% 6/1/21	1,570,000	467,075
Level 3 Financing, Inc.:
5.125% 5/1/23	2,010,000	2,020,050
5.25% 3/15/26 (c)	790,000	788,025
5.375% 1/15/24	1,765,000	1,796,241
5.375% 5/1/25	335,000	340,930
5.625% 2/1/23	830,000	847,638
MetroPCS Wireless, Inc. 6.625% 11/15/20	355,000	366,609
Millicom International Cellular SA 4.75% 5/22/20 (c)	410,000	397,700
Neptune Finco Corp.:
6.625% 10/15/25 (c)	3,340,000	3,567,153
10.125% 1/15/23 (c)	1,475,000	1,652,000
10.875% 10/15/25 (c)	1,485,000	1,689,188
Numericable Group SA:
6% 5/15/22 (c)	2,225,000	2,214,988
6.25% 5/15/24 (c)	695,000	675,888
7.375% 5/1/26 (c)	3,125,000	3,152,344
Sable International Finance Ltd. 6.875% 8/1/22 (c)	1,325,000	1,354,813
Sprint Capital Corp.:
6.875% 11/15/28	1,685,000	1,257,431
6.9% 5/1/19	4,840,000	4,513,300
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,001,250
Sprint Corp.:
7.125% 6/15/24	2,595,000	1,952,738
7.25% 9/15/21	2,850,000	2,308,500
7.875% 9/15/23	3,935,000	3,069,300
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,198,875
6% 4/15/24	1,410,000	1,469,361
6.125% 1/15/22	1,155,000	1,218,525
6.25% 4/1/21	805,000	843,238
6.5% 1/15/26	630,000	666,225
6.542% 4/28/20	575,000	594,033
6.625% 4/1/23	3,625,000	3,842,500
6.633% 4/28/21	1,235,000	1,298,294
ViaSat, Inc. 6.875% 6/15/20	870,000	897,188
Wind Acquisition Finance SA:
4.75% 7/15/20 (c)	2,235,000	2,190,300
7.375% 4/23/21 (c)	1,405,000	1,329,481
		80,558,643
Transportation Ex Air/Rail - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)	2,015,000	1,648,673
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (c)	4,975,000	2,098,828
8.125% 2/15/19	2,475,000	921,938
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)	420,000	265,650
Teekay Corp.:
8.5% 1/15/20 (c)	705,000	569,288
8.5% 1/15/20	2,545,000	2,055,088
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (b)	1,230,000	221,400
		7,780,865
Utilities - 3.3%
Calpine Corp. 5.5% 2/1/24	2,045,000	1,977,899
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	895,000	933,127
Dynegy, Inc.:
7.375% 11/1/22	4,935,000	4,762,275
7.625% 11/1/24	8,745,000	8,395,200
GenOn Energy, Inc.:
9.5% 10/15/18	170,000	133,875
9.875% 10/15/20	280,000	200,900
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,025,000	837,938
7% 6/15/23	2,475,000	2,023,313
InterGen NV 7% 6/30/23 (c)	4,780,000	3,381,850
NRG Energy, Inc. 7.875% 5/15/21	301,000	312,288
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	847,851	909,320
PPL Energy Supply LLC 6.5% 6/1/25	655,000	574,763
RJS Power Holdings LLC 4.625% 7/15/19 (c)	1,940,000	1,784,800
RRI Energy, Inc. 7.875% 6/15/17	480,000	404,400
The AES Corp. 3.6351% 6/1/19 (e)	555,000	552,919
		27,184,867

TOTAL NONCONVERTIBLE BONDS		688,543,716

TOTAL CORPORATE BONDS
(Cost $724,316,771)		688,797,266

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24(c)(e)
(Cost $15,897)	25,094	19,787
	Shares	Value

Common Stocks - 0.2%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc.	13,838	497,614
Chassix Holdings, Inc. warrants (f)	3,722	42,840

TOTAL AUTOMOTIVE & AUTO PARTS		540,454

Banks & Thrifts - 0.0%
CIT Group, Inc.	9,691	332,014
Building Materials - 0.1%
Nortek, Inc. (f)	16,480	811,970
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A(g)	399	31,920
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)	78,000	120,900
TOTAL COMMON STOCKS
(Cost $3,359,717)		1,837,258

Convertible Preferred Stocks - 0.4%
Banks & Thrifts - 0.3%
Bank of America Corp. Series L 7.25%	2,366	2,733,913
Energy - 0.1%
Chesapeake Energy Corp. Series A 5.75%	3,200	788,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,323,200)		3,521,913
	Principal Amount	Value

Bank Loan Obligations - 7.2%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (e)	613,665	613,474
Tranche D, term loan 3.75% 6/4/21 (e)	948,113	947,401

TOTAL AEROSPACE		1,560,875

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	162,011	159,581
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	522,662	522,338
Building Materials - 0.0%
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (e)	437,227	435,587
Cable/Satellite TV - 0.2%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (e)	240,000	240,240
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	395,000	394,937
Tranche F, term loan 3% 1/3/21 (e)	749,891	749,771
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (e)	550,000	549,236

TOTAL CABLE/SATELLITE TV		1,934,184

Capital Goods - 0.3%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (e)	1,593,001	1,583,491
SRAM LLC. Tranche B, term loan 4.0125% 4/10/20 (e)	655,231	579,879

TOTAL CAPITAL GOODS		2,163,370

Chemicals - 0.2%
MacDermid, Inc. Tranche B 1LN, term loan 5.5% 6/7/20 (e)	940,385	937,253
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (e)	403,334	404,467
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (e)	235,000	227,480

TOTAL CHEMICALS		1,569,200

Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	774,725	776,855
Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	611,667	611,924
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	507,000	504,044
Energy - 0.2%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (e)	1,420,000	1,368,170
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	787,500	786,319
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	4,586,811	4,576,308
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 4LN, term loan 5.5% 8/25/21 (e)	1,236,877	1,236,493
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	4,394,920	4,109,250
Healthcare - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.3809% 5/1/18 (e)	960,010	963,610
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (e)	558,833	557,788
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (e)	628,650	627,474
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 4.75% 8/5/20 (e)	1,463,736	1,440,565

TOTAL HEALTHCARE		3,589,437

Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (e)	4,185,512	4,154,874
Services - 1.7%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (e)	1,993,649	1,981,806
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (e)	1,391,600	1,393,340
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	1,221,195	1,186,855
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (e)	1,120,621	1,103,117
Tranche DD, term loan 4.0039% 11/8/20 (e)	286,670	282,193
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	8,192,778	7,941,915

TOTAL SERVICES		13,889,226

Super Retail - 1.1%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (e)	1,757,864	1,598,566
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (e)	3,708,460	2,751,455
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (e)	437,783	400,935
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (e)	2,164,197	2,164,197
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	2,084,655	1,980,422

TOTAL SUPER RETAIL		8,895,575

Technology - 0.5%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (e)	722,460	719,527
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (e)	960,173	859,355
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	1,328,446	1,329,921
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	621,467	619,136
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (e)	825,457	814,107

TOTAL TECHNOLOGY		4,342,046

Utilities - 0.2%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (e)	1,717,356	1,676,568
TOTAL BANK LOAN OBLIGATIONS
(Cost $59,713,637)		58,862,224

Preferred Securities - 4.9%
Banks & Thrifts - 4.9%
Bank of America Corp.:
6.1% (e)(h)	1,850,000	1,917,821
6.25% (e)(h)	1,320,000	1,371,078
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,717,420
Barclays PLC:
6.625% (e)(h)	6,135,000	5,837,711
8.25% (e)(h)	1,460,000	1,512,950
Citigroup, Inc.:
5.875% (e)(h)	7,585,000	7,456,333
6.3% (e)(h)	1,670,000	1,672,773
Credit Agricole SA:
6.625% (c)(e)(h)	1,410,000	1,343,169
7.875% (c)(e)(h)	1,995,000	1,984,984
8.125% (c)(e)(h)	780,000	821,110
Credit Suisse Group AG:
6.25% (c)(e)(h)	560,000	555,574
7.5% (c)(e)(h)	855,000	908,823
Deutsche Bank AG 7.5% (e)(h)	1,200,000	1,071,489
Goldman Sachs Group, Inc. 5.375% (e)(h)	1,005,000	983,205
JPMorgan Chase & Co.:
5.3% (e)(h)	1,675,000	1,695,041
6.125% (e)(h)	470,000	491,881
6.75% (e)(h)	910,000	1,030,519
Lloyds Banking Group PLC 7.5% (e)(h)	1,960,000	1,991,264
Royal Bank of Scotland Group PLC:
7.5% (e)(h)	2,220,000	2,151,379
8% (e)(h)	590,000	588,493
Societe Generale:
6% (c)(e)(h)	220,000	204,769
8% (c)(e)(h)	1,740,000	1,760,033
TOTAL PREFERRED SECURITIES
(Cost $40,243,886)		40,067,819
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (i)
(Cost $20,051,554)	20,051,554	20,051,554
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $852,024,662)		813,157,821
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,039,807
NET ASSETS - 100%		$818,197,628

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Non-income producing - Security is in default.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,184,629 or 43.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,920 or 0.0% of net assets.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	4/11/14 - 7/8/14	$771,969

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,350

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$540,454	$--	$--	$540,454
Energy	788,000	--	788,000	--
Financials	3,097,847	3,065,927	--	31,920
Industrials	811,970	811,970	--	--
Telecommunication Services	120,900	120,900	--	--
Corporate Bonds	688,797,266	--	688,797,266	--
Commercial Mortgage Securities	19,787	--	--	19,787
Bank Loan Obligations	58,862,224	--	58,702,643	159,581
Preferred Securities	40,067,819	--	40,067,819	--
Money Market Funds	20,051,554	20,051,554	--	--
Total Investments in Securities:	$813,157,821	$24,050,351	$788,355,728	$751,742

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $848,998,949. Net unrealized depreciation aggregated $35,841,128, of which $22,415,713 related to appreciated investment securities and $58,256,841 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

May 31, 2016

SHI-QTLY-0716
1.834744.110

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 78.5%
	Principal Amount	Value
Aerospace - 0.3%
Orbital ATK, Inc. 5.5% 10/1/23	$1,965,000	$2,058,338
Air Transportation - 1.5%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,710,000	1,624,500
Allegiant Travel Co. 5.5% 7/15/19	7,140,000	7,372,050
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	422,078	462,175
5.5% 4/29/22	732,113	755,907
9.25% 5/10/17	127,519	133,895
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	665,579	762,887
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	917,604	947,426

TOTAL AIR TRANSPORTATION		12,058,840

Automotive & Auto Parts - 1.2%
Schaeffler Finance BV 4.75% 5/15/21 (a)	2,050,000	2,114,575
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (a)(b)	198,526	220,364
The Goodyear Tire & Rubber Co. 5% 5/31/26	2,030,000	2,052,838
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,170,000	1,209,488
4.75% 4/29/25 (a)	3,790,000	3,790,000

TOTAL AUTOMOTIVE & AUTO PARTS		9,387,265

Banks & Thrifts - 0.4%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,523,800
5.75% 11/20/25	1,700,000	1,721,250

TOTAL BANKS & THRIFTS		3,245,050

Broadcasting - 0.1%
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	930,000	925,350
Building Materials - 2.1%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	7,395,000	7,561,388
6% 10/15/25 (a)	1,710,000	1,816,875
Masco Corp.:
3.5% 4/1/21	810,000	820,125
4.375% 4/1/26	1,030,000	1,066,050
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,120,000	2,199,500
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	445,000	445,000
USG Corp. 5.5% 3/1/25 (a)	3,435,000	3,649,688

TOTAL BUILDING MATERIALS		17,558,626

Cable/Satellite TV - 3.7%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	6,920,000	7,043,730
5.5% 5/15/26 (a)	2,530,000	2,580,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	550,000	559,625
5.125% 5/1/23 (a)	2,260,000	2,288,250
5.5% 5/1/26 (a)	2,510,000	2,535,100
5.75% 2/15/26 (a)	1,570,000	1,609,250
5.875% 4/1/24 (a)	2,130,000	2,220,525
Cogeco Communications, Inc. 4.875% 5/1/20 (a)	2,545,000	2,605,444
CSC Holdings LLC 6.75% 11/15/21	2,480,000	2,549,440
DISH DBS Corp. 5.125% 5/1/20	3,280,000	3,325,100
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	650,000	660,969
5.5% 8/15/26 (a)	2,205,000	2,227,050

TOTAL CABLE/SATELLITE TV		30,205,083

Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	3,525,000	3,472,160
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6339% 12/15/19 (a)(b)	4,505,000	4,516,263
3.8896% 5/15/21 (a)(b)	1,525,000	1,528,813
4.625% 5/15/23 (a)	1,520,000	1,512,400
Ball Corp. 5.25% 7/1/25	1,760,000	1,832,600
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,505,000	1,521,931

TOTAL CONTAINERS		10,912,007

Diversified Financial Services - 10.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,990,000	1,988,010
4.25% 7/1/20	1,590,000	1,629,750
4.625% 7/1/22	1,410,000	1,445,250
5% 10/1/21	4,690,000	4,912,775
Aircastle Ltd.:
5% 4/1/23	520,000	531,700
5.125% 3/15/21	4,735,000	4,995,425
6.25% 12/1/19	8,390,000	9,176,563
FLY Leasing Ltd.:
6.375% 10/15/21	3,965,000	3,885,700
6.75% 12/15/20	3,145,000	3,180,381
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,216,578
5.875% 2/1/22	22,275,000	20,492,976
6% 8/1/20	4,315,000	4,176,135
ILFC E-Capital Trust II 4.49% 12/21/65 (a)(b)	1,545,000	1,236,000
International Lease Finance Corp.:
4.625% 4/15/21	510,000	526,575
6.25% 5/15/19	3,380,000	3,650,400
MSCI, Inc. 5.25% 11/15/24 (a)	3,460,000	3,572,450
Navient Corp.:
5% 10/26/20	170,000	158,950
5.875% 3/25/21	1,190,000	1,118,600
5.875% 10/25/24	1,330,000	1,137,150
SLM Corp.:
4.875% 6/17/19	4,795,000	4,687,113
5.5% 1/15/19	3,860,000	3,860,000
5.5% 1/25/23	6,925,000	5,955,500

TOTAL DIVERSIFIED FINANCIAL SERVICES		84,533,981

Electric Utilities No Longer Use - 0.4%
Calpine Corp. 5.25% 6/1/26 (a)	1,475,000	1,473,156
The AES Corp. 6% 5/15/26	1,555,000	1,576,381

TOTAL ELECTRIC UTILITIES NO LONGER USE		3,049,537

Energy - 8.7%
Antero Resources Corp.:
5.125% 12/1/22	6,170,000	5,907,775
5.625% 6/1/23 (Reg. S)	4,530,000	4,416,750
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,070,000	1,096,750
Concho Resources, Inc. 5.5% 4/1/23	675,000	675,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	85,000	73,950
Energy Transfer Equity LP 5.5% 6/1/27	1,165,000	1,010,638
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,605,000	3,370,675
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,895,000	2,873,288
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	5,677,000	5,393,150
5.75% 10/1/25 (a)	1,125,000	1,085,625
7.625% 4/15/21 (a)	290,000	299,425
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,641,000	1,620,488
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,525,000	1,586,000
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	6,450,000	6,587,063
5.625% 3/1/25	10,850,000	10,850,000
5.75% 5/15/24	7,260,000	7,296,300
6.25% 3/15/22	1,165,000	1,191,213
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,650,000	1,637,625
6.375% 4/1/23 (a)	3,030,000	2,999,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18	3,115,000	3,177,300
5.25% 5/1/23	275,000	258,500
6.75% 3/15/24 (a)	1,640,000	1,619,500
6.875% 2/1/21	980,000	992,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	485,000	504,400
5.875% 10/1/20	620,000	635,500
6.125% 10/15/21	350,000	361,375
6.25% 10/15/22	935,000	965,388
The Williams Companies, Inc.:
3.7% 1/15/23	1,500,000	1,263,750
4.55% 6/24/24	2,000,000	1,745,000

TOTAL ENERGY		71,494,378

Environmental - 0.4%
Covanta Holding Corp. 5.875% 3/1/24	3,400,000	3,383,000
Food & Drug Retail - 0.3%
Tesco PLC 6.15% 11/15/37 (a)	2,835,000	2,627,484
Food/Beverage/Tobacco - 5.9%
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,681,875
ESAL GmbH 6.25% 2/5/23 (a)	11,885,000	11,528,450
JBS Investments GmbH:
7.25% 4/3/24 (a)	5,315,000	5,441,231
7.75% 10/28/20 (a)	2,755,000	2,885,863
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	5,010,000	4,922,325
7.25% 6/1/21 (a)	865,000	890,950
7.25% 6/1/21 (a)	2,335,000	2,405,050
8.25% 2/1/20 (a)	3,235,000	3,364,400
Minerva Luxembourg SA 7.75% 1/31/23 (a)	7,500,000	7,575,000
Vector Group Ltd.:
7.75% 2/15/21	6,948,000	7,243,290
7.75% 2/15/21 (a)	620,000	646,350

TOTAL FOOD/BEVERAGE/TOBACCO		48,584,784

Gaming - 4.6%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,145,000	1,173,625
5.375% 4/15/26	355,000	370,088
MCE Finance Ltd. 5% 2/15/21 (a)	11,380,000	11,168,890
Scientific Games Corp. 7% 1/1/22 (a)	6,785,000	6,852,850
Wynn Macau Ltd. 5.25% 10/15/21 (a)	18,490,000	17,935,300

TOTAL GAMING		37,500,753

Healthcare - 2.9%
Centene Corp.:
5.625% 2/15/21 (a)	1,150,000	1,196,000
6.125% 2/15/24 (a)	635,000	668,738
Community Health Systems, Inc. 5.125% 8/1/21	6,270,000	6,262,163
HCA Holdings, Inc.:
5% 3/15/24	515,000	528,519
5.25% 6/15/26	3,370,000	3,462,675
HealthSouth Corp. 5.75% 11/1/24	340,000	344,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	365,000	354,050
5.5% 4/15/25 (a)	345,000	311,363
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	955,000	953,835
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	960,000	1,027,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	665,000	660,013
5.5% 2/1/21	5,385,000	5,586,938
Teleflex, Inc. 4.875% 6/1/26	645,000	646,613
Universal Health Services, Inc. 4.75% 8/1/22 (a)(c)	1,285,000	1,307,488

TOTAL HEALTHCARE		23,310,270

Homebuilders/Real Estate - 2.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	10,000	9,525
CBRE Group, Inc. 5% 3/15/23	8,910,000	9,141,188
Howard Hughes Corp. 6.875% 10/1/21 (a)	800,000	812,000
Lennar Corp. 4.75% 4/1/21	2,115,000	2,162,588
Meritage Homes Corp. 6% 6/1/25	1,485,000	1,514,700
PulteGroup, Inc. 4.25% 3/1/21	1,590,000	1,623,788
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,684,200
5.625% 3/1/24 (a)	1,500,000	1,470,000
5.875% 4/15/23 (a)	785,000	790,888
TRI Pointe Homes, Inc. 4.375% 6/15/19	2,445,000	2,445,000
VEREIT Operating Partnership LP:
4.125% 6/1/21 (c)	710,000	717,100
4.875% 6/1/26 (c)	710,000	725,088

TOTAL HOMEBUILDERS/REAL ESTATE		23,096,065

Leisure - 0.7%
NCL Corp. Ltd. 4.625% 11/15/20 (a)	2,290,000	2,335,800
Speedway Motorsports, Inc. 5.125% 2/1/23	3,110,000	3,172,200

TOTAL LEISURE		5,508,000

Metals/Mining - 0.9%
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (a)	400,000	426,000
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,105,000	928,200
3.875% 3/15/23	1,105,000	908,863
4.55% 11/14/24	1,105,000	917,150
Lundin Mining Corp. 7.5% 11/1/20 (a)	3,980,000	4,049,650

TOTAL METALS/MINING		7,229,863

Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (a)	1,855,000	1,922,244
Publishing/Printing - 1.1%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	6,620,000	6,156,137
7% 2/15/22	860,000	832,050
7.875% 3/15/21	1,535,000	1,590,644

TOTAL PUBLISHING/PRINTING		8,578,831

Services - 3.5%
APX Group, Inc. 6.375% 12/1/19	18,825,000	18,636,750
Aramark Services, Inc.:
4.75% 6/1/26 (a)	1,015,000	1,009,925
5.125% 1/15/24 (a)	1,015,000	1,053,063
United Rentals North America, Inc.:
4.625% 7/15/23	5,692,000	5,649,310
5.5% 7/15/25	1,040,000	1,020,500
5.875% 9/15/26	1,520,000	1,497,200

TOTAL SERVICES		28,866,748

Steel - 2.7%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,175,000	1,128,000
Steel Dynamics, Inc.:
5.125% 10/1/21	8,800,000	8,970,544
5.25% 4/15/23	1,300,000	1,333,540
5.5% 10/1/24	7,410,000	7,615,257
6.125% 8/15/19	3,137,000	3,254,638

TOTAL STEEL		22,301,979

Super Retail - 0.4%
L Brands, Inc. 6.875% 11/1/35	1,010,000	1,065,550
Sally Holdings LLC 5.625% 12/1/25	2,050,000	2,144,813

TOTAL SUPER RETAIL		3,210,363

Technology - 6.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,495,000	3,311,513
Lucent Technologies, Inc.:
6.45% 3/15/29	4,490,000	4,759,400
6.5% 1/15/28	515,000	535,600
Micron Technology, Inc.:
5.25% 8/1/23 (a)	3,415,000	2,894,213
5.25% 1/15/24 (a)	1,300,000	1,092,000
5.5% 2/1/25	1,765,000	1,478,188
5.625% 1/15/26 (a)	6,095,000	4,967,425
5.875% 2/15/22	3,090,000	2,811,900
7.5% 9/15/23 (a)	850,000	892,500
Nuance Communications, Inc. 5.375% 8/15/20 (a)	4,717,000	4,793,651
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (a)	1,990,000	2,004,925
4.625% 6/15/22 (a)	2,450,000	2,486,750
4.625% 6/1/23 (a)	995,000	999,985
Open Text Corp. 5.875% 6/1/26 (a)	1,485,000	1,485,000
Parametric Technology Corp. 6% 5/15/24	285,000	296,756
Qorvo, Inc.:
6.75% 12/1/23 (a)	5,525,000	5,690,750
7% 12/1/25 (a)	3,345,000	3,462,075
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	2,165,000	2,165,000
Sensata Technologies BV 5% 10/1/25 (a)	1,460,000	1,463,650
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,410,000	1,480,500

TOTAL TECHNOLOGY		49,071,781

Telecommunications - 11.0%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	905,575
6.625% 2/15/23 (a)	3,480,000	3,480,000
7.5% 5/15/26 (a)	6,520,000	6,503,700
Columbus International, Inc. 7.375% 3/30/21 (a)	6,331,000	6,636,471
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,455,000	5,004,963
Frontier Communications Corp. 6.25% 9/15/21	440,000	410,300
Millicom International Cellular SA 6% 3/15/25 (a)	1,800,000	1,665,000
Neptune Finco Corp. 6.625% 10/15/25 (a)	2,250,000	2,403,023
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,240,000	3,312,900
Sprint Communications, Inc.:
7% 3/1/20 (a)	9,845,000	10,159,942
9% 11/15/18 (a)	6,585,000	7,004,794
T-Mobile U.S.A., Inc.:
6% 3/1/23	5,535,000	5,770,238
6% 4/15/24	1,450,000	1,511,045
6.375% 3/1/25	5,795,000	6,070,263
6.464% 4/28/19	4,455,000	4,530,178
6.5% 1/15/24	1,700,000	1,804,125
6.5% 1/15/26	1,360,000	1,438,200
6.542% 4/28/20	2,030,000	2,097,193
6.625% 4/1/23	6,980,000	7,398,800
Telecom Italia Capital SA 6% 9/30/34	1,876,000	1,777,510
Telecom Italia SpA 5.303% 5/30/24 (a)	2,000,000	2,013,760
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	8,170,000	8,006,600

TOTAL TELECOMMUNICATIONS		89,904,580

Transportation Ex Air/Rail - 0.1%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	980,000	413,438
Utilities - 4.6%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,302,000	7,613,065
DPL, Inc. 6.75% 10/1/19	1,560,000	1,599,000
NRG Energy, Inc. 6.25% 5/1/24	2,355,000	2,289,503
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,748,069	8,309,804
PPL Energy Supply LLC 6.5% 6/1/25	620,000	544,050
RJS Power Holdings LLC 4.625% 7/15/19 (a)	6,480,000	5,961,600
The AES Corp.:
3.6351% 6/1/19 (b)	630,000	627,638
4.875% 5/15/23	4,580,000	4,522,750
7.375% 7/1/21	5,414,000	6,171,960

TOTAL UTILITIES		37,639,370

TOTAL NONCONVERTIBLE BONDS
(Cost $641,642,432)		642,050,168

Bank Loan Obligations - 6.3%
Aerospace - 0.4%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	3,344,808	3,342,299
Air Transportation - 0.8%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	6,558,750	6,565,309
Cable/Satellite TV - 1.0%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (b)	5,474,273	5,473,397
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,330,000	2,346,986

TOTAL CABLE/SATELLITE TV		7,820,383

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	1,866,288	1,855,146
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,649,699	1,652,454
Gaming - 1.0%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	4,626,394	4,649,526
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	3,332,813	3,295,318
Station Casinos LLC Tranche B, term loan 5/25/23 (d)	325,000	325,406

TOTAL GAMING		8,270,250

Healthcare - 1.2%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.71% 10/20/18 (b)	1,499,063	1,477,521
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	8,253,292	8,141,873

TOTAL HEALTHCARE		9,619,394

Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	1,954,916	1,879,163
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	425,000	426,275
Services - 0.3%
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (b)	2,206,143	2,171,683
Tranche DD, term loan 4.0039% 11/8/20 (b)	564,362	555,547

TOTAL SERVICES		2,727,230

Super Retail - 0.2%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	1,641,654	1,641,654
Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	4,343,242	4,240,090
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,710,713	1,705,580

TOTAL UTILITIES		5,945,670

TOTAL BANK LOAN OBLIGATIONS
(Cost $51,242,669)		51,745,227

Preferred Securities - 11.1%
Banks & Thrifts - 10.8%
BAC Capital Trust XIV 4% (b)(e)	655,000	497,336
Bank of America Corp.:
6.1% (b)(e)	2,440,000	2,529,450
6.25% (b)(e)	12,760,000	13,253,757
6.5% (b)(e)	3,245,000	3,445,951
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,033,131
Barclays PLC:
6.625% (b)(e)	1,775,000	1,688,987
8.25% (b)(e)	3,395,000	3,518,128
BNP Paribas SA 7.375% (a)(b)(e)	1,865,000	1,899,258
Citigroup, Inc.:
5.875% (b)(e)	3,735,000	3,671,642
5.95% (b)(e)	7,450,000	7,377,352
5.95% (b)(e)	1,115,000	1,108,021
6.125% (b)(e)	2,860,000	2,921,717
6.3% (b)(e)	3,960,000	3,966,575
Credit Agricole SA:
6.625% (a)(b)(e)	9,580,000	9,125,926
7.875% (a)(b)(e)	200,000	198,996
8.125% (a)(b)(e)	2,040,000	2,147,519
Goldman Sachs Group, Inc. 5.375% (b)(e)	3,955,000	3,869,229
JPMorgan Chase & Co.:
5.3% (b)(e)	3,375,000	3,415,381
6% (b)(e)	2,670,000	2,809,201
6.1% (b)(e)	1,135,000	1,193,358
6.75% (b)(e)	3,910,000	4,427,833
Lloyds Banking Group PLC 7.5% (b)(e)	3,075,000	3,124,050
Societe Generale 8% (a)(b)(e)	1,275,000	1,289,679
Wells Fargo & Co. 5.875% (b)(e)	830,000	910,421

TOTAL BANKS & THRIFTS		88,422,898

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(e)	2,820,000	2,616,638
TOTAL PREFERRED SECURITIES
(Cost $90,723,135)		91,039,536
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $19,962,215)	19,962,215	19,962,215
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $803,570,451)		804,797,146
NET OTHER ASSETS (LIABILITIES) - 1.6%		12,993,144
NET ASSETS - 100%		$817,790,290

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,692,235 or 37.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,480
Total	$47,480

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$642,050,168	$--	$642,050,168	$--
Bank Loan Obligations	51,745,227	--	51,745,227	--
Preferred Securities	91,039,536	--	91,039,536	--
Money Market Funds	19,962,215	19,962,215	--	--
Total Investments in Securities:	$804,797,146	$19,962,215	$784,834,931	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $802,503,478. Net unrealized appreciation aggregated $2,293,668, of which $14,627,728 related to appreciated investment securities and $12,334,060 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016